UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beach Point Capital Management LP
Address: 1620 26th Street, Suite 6000N
         Santa Monica, CA  90404

13F File Number:  028-13499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Goldman
Title:     Chief Adminstrative Officer
Phone:     (310) 996-9700

Signature, Place, and Date of Signing:

 /s/ Lawrence M. Goldman     Santa Monica, CA     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $482,361 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABOVENET INC                   COM              00374N107    20944   297253 SH       SOLE                   297253        0        0
AMERISTAR CASINOS INC          COM              03070Q101     6548   276162 SH       SOLE                   276162        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    19652   763772 SH       SOLE                   763772        0        0
BOISE INC                      COM              09746Y105     5552   712677 SH       SOLE                   712677        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    34587   637437 SH       SOLE                   637437        0        0
CNO FINL GROUP INC             COM              12621E103    13312  1682899 SH       SOLE                  1682899        0        0
COMCAST CORP NEW               CL A SPL         20030N200    53737  2217776 SH       SOLE                  2217776        0        0
EARTHLINK INC                  COM              270321102      207   800000 SH  PUT  SOLE                   800000        0        0
EL PASO CORP                   COM              28336L109    16295   806683 SH       SOLE                   806683        0        0
ENERGIZER HLDGS INC            COM              29266R108     2362    32646 SH       SOLE                    32646        0        0
ENERGYSOLUTIONS INC            COM              292756202     5205  1053720 SH       SOLE                  1053720        0        0
ENTRAVISION COMMUNICATIONS C   CL A             29382R107     5925  3202682 SH       SOLE                  3202682        0        0
EVEREST RE GROUP LTD           COM              G3223R108     8833   108048 SH       SOLE                   108048        0        0
EXPEDIA INC DEL                COM              30212P105     8497   293100 SH       SOLE                   293100        0        0
GAP INC DEL                    COM              364760108    10860   600000 SH       SOLE                   600000        0        0
GENCORP INC                    COM              368682100     8347  1300094 SH       SOLE                  1300094        0        0
GENCORP INC                    SDCV 4.062%12/3  368682AN0    11401 11205000 PRN      SOLE                 11205000        0        0
GENERAL MTRS CO                COM              37045V100    20519   675841 SH       SOLE                   675841        0        0
GEOEYE INC                     COM              37250W108    23274   622307 SH       SOLE                   622307        0        0
HORIZON LINES INC              COM              44044K101     1257  1038567 SH       SOLE                  1038567        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7    51284 63314000 PRN      SOLE                 63314000        0        0
K V PHARMACEUTICAL CO          CL A             482740206      942   346379 SH       SOLE                   346379        0        0
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1  482740AC1     5578 11155000 PRN      SOLE                 11155000        0        0
LAS VEGAS SANDS CORP           COM              517834107     6875   162866 SH       SOLE                   162866        0        0
LEAR CORP                      COM NEW          521865204    26990   504671 SH       SOLE                   504671        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    27530   611232 SH       SOLE                   611232        0        0
LIBERTY GLOBAL INC             COM SER C        530555309     5066   118639 SH       SOLE                   118639        0        0
LIBERTY GLOBAL INC             NOTE 4.500%11/1  530555AB7      956   510000 PRN      SOLE                   510000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    12101   314137 SH       SOLE                   314137        0        0
MARATHON OIL CORP              COM              565849106    22649   429938 SH       SOLE                   429938        0        0
MCCORMICK & SCHMICKS SEAFD R   COM              579793100     1849   215215 SH       SOLE                   215215        0        0
RITE AID CORP                  COM              767754104     3419  2570611 SH       SOLE                  2570611        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713      887    47198 SH       SOLE                    47198        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PFD SER P    780097762      230    13936 SH       SOLE                    13936        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770      592    34676 SH       SOLE                    34676        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF M    780097796      319    18535 SH       SOLE                    18535        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     1823  2604710 SH       SOLE                  2604710        0        0
STERLING FINL CORP WASH        COM NEW          859319303     9571   595573 SH       SOLE                   595573        0        0
TENET HEALTHCARE CORP          COM              88033G100     6252  1001868 SH       SOLE                  1001868        0        0
WILLIAMS COS INC DEL           COM              969457100    20134   665573 SH       SOLE                   665573        0        0